Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of maturity of lease liabilities

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023 (remainder of year)	$25,258	$24,800	$50,058
2024	—	49,600	49,600
2025	—	49,600	49,600
2026	—	47,999	47,999
2027	—	7,597	7,597
Total future minimum lease payments	25,258	179,596	204,854
Less: Imputed interest	(497)	(24,158)	(24,655)
Present value of lease liabilities	$24,761	$155,438	$180,199
Remaining lease term (in years)	0.42	3.63

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023	$64,364	$18,871	$83,235
2024	—	18,871	18,871
2025	—	18,871	18,871
2026	—	17,299	17,299
Total future minimum lease payments	64,364	73,912	138,276
Less: Imputed interest	(2,251)	(10,639)	(12,890)
Present value of lease liabilities	$62,113	$63,273	$125,386
Remaining lease term (in years)	0.81	3.92